INCENTIVE AND NON-STATUTORY STOCK OPTION PLAN (Details Narrative) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number	42,000,000	5,000,000
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount	$ 340,707